Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax Charge
The tax charge comprises:

	2022	2021	2020
	£m	£m	£m
Corporation tax
Current year	425.8	404.0	307.8
Prior years	(55.5)	(41.4)	(83.2)
	370.3	362.6	224.6
Deferred tax
Current year	9.4	(131.0)	(80.2)
Prior years	4.7	(1.5)	(17.3)
	14.1	(132.5)	(97.5)
Tax charge	384.4	230.1	127.1

Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit/(loss) before taxation in the consolidated income statement as follows:

	2022	2021	2020
	£m	£m	£m
Profit/(loss) before taxation	1,159.8	950.8	(2,790.6)
Tax at the corporation tax rate of 19.0%[1]	220.4	180.7	(530.2)
Tax effect of earnings from associates	17.4	(13.3)	16.2
Irrecoverable withholding taxes	25.9	52.3	49.4
Tax effect of items that are not deductible in determining taxable profits	66.7	29.3	67.0
Tax effect of non-deductible goodwill impairment	7.2	0.6	542.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	94.3	81.2	92.7
Origination and reversal on unrecognised temporary differences	(1.1)	(36.3)	(29.3)
Tax losses not recognised or utilised in the year	9.8	7.4	21.1
Utilisation of tax losses not previously recognised	(5.4)	(5.1)	(1.7)
Net release of prior year provisions in relation to acquired businesses	(2.8)	(1.1)	(1.7)
Other prior year adjustments	(48.0)	(41.8)	(98.8)
Impact of deferred tax rate change	—	(23.8)	—
Tax charge	384.4	230.1	127.1
Effective tax rate on profit/(loss) before tax	33.1%	24.2%	(4.6%)
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2021: 19.0%, 2020: 19.0%).